Personnel expenses - Sensitivity analysis of essential assumptions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Defined benefit obligation after reasonable increase in actuarial assumption	kr 151	kr 206	kr 218
Defined benefit obligation after reasonable decrease in actuarial assumption	227	329	358
Service cost after reasonable increase in actuarial assumption	3	4	5
Service cost after reasonable decrease in actuarial assumption	4	7	9
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	7	6	5
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 6	kr 2	kr 1
Expected lifetime
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (in years)	1 year	1 year	1 year
Decrease in actuarial assumption (in years)	1 year	1 year	1 year
Defined benefit obligation after reasonable increase in actuarial assumption	kr 193	kr 270	kr 291
Defined benefit obligation after reasonable decrease in actuarial assumption	176	245	264
Service cost after reasonable increase in actuarial assumption	3	5	7
Service cost after reasonable decrease in actuarial assumption	3	5	7
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	7	5	4
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 6	kr 4	kr 3